Fair Value Measurements - Schedule of Level 3 Valuation of the Public Warrants (Details) - Level 3 [Member]	Nov. 03, 2025
Underlying stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant term (years)	9.79
Exercise price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant term (years)	11.5
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant term (years)	6.5
Probability of de-SPAC and market adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant term (years)	50
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant term (years)	3.86
Expected term to De-SPAC (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant term (years)	2
Warrant term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant term (years)	7